Commitments Significant Contracts and Contingencies (Tables)	12 Months Ended
Aug. 31, 2021
Commitments Significant Contracts and Contingencies
Schedule of management and service agreements
	August 31, 2021	August 31, 2020
	$	$
Right of use assets - operating leases:	126,920	160,289
Amortization	(35,879)	(33,369)
Total lease assets	91,041	126,920
Liabilities:	125,431	158,773
Lease payments	(43,950)	(43,764)
Interest accretion	7,912	10,423
Total lease liabilities	89,393	125,431

Schedule of information about operating lease
Operating lease cost	$91,041	$126,920
Operating cash flows for lease	$43,950	$43,764
Remaining lease term	2.1 Years	3.1 Years
Discount rate	7.25%	7.25%

Schedule of maturities of operating lease liabilities
$
2022	44,599
2023	44,816
2024	7,469
Thereafter	-
Total lease payments	96,884
Less: imputed interest	(7,491)
Present value of operating lease liabilities	89,393
Less: current obligations under leases	(39,404)
Total	49,989